Combined Statements of Cash Flows - USD ($)	9 Months Ended		10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ 1,894,179	$ 2,568,537
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	3,576	1,264
Provision for loan loss	383,910	12,441
Change in fair value of warrant and forward purchase option derivative liabilities	(266,781)
Changes in operating assets and liabilities:
Accounts receivable	(290,361)	(415,425)
Contract assets	10,641
Prepaid expenses	(20,457)	(19,646)
Accrued interest receivable	(17,866)	(8,989)
Accounts payable	116,050	(70,770)
Accrued expense	153,662	98,535
Contract liabilities	6,250	16,943
Net cash used in operating activities	1,972,803	2,182,890
Cash flows from investing activities:
Purchase of property and equipment	(13,735)	(344)
Issuance of new loans (net of payment received)	35,241	(415,657)
Funding of other investment	(500,000)
Security deposit	(5,036)
Net cash used in investing activities	(483,530)	(416,001)
Cash flows from financing activities:
Proceeds from reverse capitalization, net of transaction costs	287,834
Net change in parent funding, allocations, and distributions to parent		(413,425)
Net cash provided by financing activities	287,834	(413,425)
Net change in cash	1,777,107	1,353,464
Cash at beginning of period	5,495,905	3,001,363
Cash at end of period	7,273,012	4,354,827	$ 5,495,905
Non-cash investing and financing activities:
Offering costs charged to additional paid-in capital included in accrued expense
Northern Lights Acquisition Corp [Member]
Cash flows from operating activities:
Net loss			1,245,158
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability			(2,204,598)
Offering costs allocated to warrants			261,838
Realized gain from securities held in Trust Account			(21,508)
Changes in operating assets and liabilities:
Prepaid insurance			(262,500)
Prepaid expenses			(7,499)
Franchise tax payable			168,767
Accrued expense			271,792
Net cash used in operating activities			(548,550)
Cash flows from investing activities:
Investment of cash in Trust Account			(117,300,000)
Net cash used in investing activities			(117,300,000)
Cash flows from financing activities:
Proceeds from issuance of Class B common stock to sponsor			25,000
Proceeds from sale of Units, net of underwriting discount paid			113,275,000
Proceeds from sale of Private units			5,281,750
Proceeds from related party promissory note			92,737
Payment of related party promissory note			(92,737)
Payment of offering costs			(478,677)
Net cash provided by financing activities			118,103,073
Net change in cash			254,523
Cash at beginning of period	$ 254,523
Cash at end of period			254,523
Non-cash investing and financing activities:
Deferred underwriting fee payable			4,025,000
Initial classification of warrant liabilities			5,031,474
Offering costs charged to additional paid-in capital included in accrued expense			$ 35,000